Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
6. Debt
Senior Notes
On June 13, 2023, the Company entered into a senior note purchase agreement with and issued senior promissory notes to certain lenders. Under the agreements, the Company was permitted to issue convertible notes in an aggregate principal amount of up to $20,000 (the “Senior Notes”). The Senior Notes accrued interest at a rate of 20.0% per annum, had a maturity date of June 13, 2024, and could be extended one year from the maturity date at the option of the Company. There were no principal or interest payments due until maturity. On the maturity date, one-fourth
of the accrued unpaid interest of the Senior Notes would be payable by the Company in shares of common stock of the Company.
The Company was permitted to prepay the Senior Notes and any accrued interest prior to the maturity date. Upon notice of a prepayment by the Company, each noteholder had the option to (in lieu of receiving the prepayment) convert the portion of their respective note subject to prepayment into shares of common stock of the Company at a price per share equal to the fair market value on the date notice of the prepayment is provided.
Upon a change of control of the Company prior to the maturity date, each noteholder had the option to receive consideration equal to the amount that the noteholder would have received as though their respective note was converted into Series
B-2
Convertible Preferred Stock (“Series
B-2
Preferred Stock”) effective immediately prior to the change of control. The consideration received would be equal to the quotient obtained by dividing (i) the amount of any accrued and unpaid interest and any principal of each noteholder’s respective note by (ii) the lesser of 0.85 times the original issue price of the Series
B-2
Preferred Stock as defined in the Certificate of Incorporation of the Company and $250,000 divided by the Company’s aggregate outstanding shares of common stock on the conversion date (the “Capped Price”).
In the event that the Company completed an equity financing prior to the maturity date in which it sold and issued shares of the Company’s equity securities with gross proceeds exceeding $6,000, each noteholder had the option to convert any accrued and unpaid interest and outstanding principal of their respective note into shares of the newly issued equity securities at a price per share equal to the lesser of (i) 0.85 times the price per share to be paid by the investors in the equity financing and (ii) the Capped Price. Additionally, if the Company consummated an initial public offering (“IPO”) before the maturity date, each Senior Note would automatically convert into shares of common stock equal to the quotient of (i) the amount of any accrued and unpaid interest and any principal of such noteholder’s convertible note outstanding by (ii) the IPO conversion price, which is equal to the lesser of 0.85 times the price per share to be paid by the investors in the IPO and the Capped Price.
In the event of a private investment in public equity (“PIPE”) contemporaneously and in connection with the completion of a business combination between the Company and a special purpose acquisition company (a
“De-SPAC
Transaction”), while the Senior Notes remain outstanding, the Company would cause the special purpose acquisition company to agree in writing with each noteholder to permit its convertible note to be surrendered and exchanged at the closing of the PIPE for shares of capital stock of the surviving company (“Pubco”) at the lesser of (i)
0.85
times the price per share to be paid by the PIPE subscribers and (ii) the Capped Price. In the event the
De-SPAC
Transaction does not include a PIPE, while the Convertible Notes remain outstanding, the Company would cause the special purpose acquisition company to enter into a written agreement with each noteholder to permit its Senior Note to be surrendered and exchanged at the closing of the
De-SPAC
Transaction for shares of capital stock of Pubco at the lesser of (i)
0.85
times the price per share to be paid by the investors in the special purpose acquisition company’s IPO and (ii) the Capped Price.
Senior Secured Notes
On December 15, 2023, the Company entered into a Security Agreement and Senior Secured Note Purchase Agreement (collectively, the “Senior Secured Notes Agreements”) with new and existing noteholders. Under the Senior Secured Notes Agreements, the Company was authorized to issue convertible notes (the “Senior Secured Notes”) in an aggregate principal amount of up to $14,375 and offered to exchange its outstanding Senior Notes for Senior Secured Notes. The Senior Secured Notes accrue interest at a compound rate of 15.0% per annum and mature on December 15, 2026. The Senior Secured Notes Agreements allowed existing noteholders the option to surrender their existing Senior Notes in exchange for Senior Secured Notes of an equal aggregate principal amount plus accrued and unpaid interest. All existing holders of Senior Notes exercised this option. The total principal and accrued interest of Senior Notes exchanged amounted to $5,625 and $557, respectively. The Company determined that the exchange is a debt extinguishment, and recorded a loss on the Senior Notes of $6,864, which was calculated as the fair value of the Senior Notes immediately after the exchange less their fair value immediately before the exchange. The loss on extinguishment of the Senior Notes was recorded within other income (expense), net within the consolidated statement of operations and comprehensive loss.
As of December 31, 2023, the Company had issued Senior Secured Notes with an aggregate principal value of $9,057, comprised of $6,182 from the conversion of the Senior Notes and $2,875 of newly issued Senior

Secured Notes. The Senior Secured Notes were issued at a substantial premium. Accordingly, the Company accounted for the Senior Secured Notes under the amortized cost model. The premium associated with the Senior Secured Notes, which was recorded as a loss on the issuance date of $11,086 was recorded within other income (expense) and as additional paid-in
capital.
From the issuance date of the Senior Secured Notes through December 31, 2023, the Company recognized $63 in interest expense, which is recorded in other income (expense), net within the consolidated statement of operations and comprehensive loss. Debt issuance costs incurred in connection with the Senior Secured Notes were $157 and were accounted for as a discount.